Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 24:	TRANSACTIONS AND BALANCES WITH RELATED PARTIES

The following table details balances payable to related parties:

	As of December 31,	As of December 31,
	2024	2023
Trade payables and accrued liabilities
Directors’ remuneration	124	112
Director and senior management incentive plan	1,609	1,567
	1,733	1,679

Amounts due to related parties are unsecured, non-interest bearing and payable on demand.

In March 2024, the Board terminated the employment agreement of the Company’s former Chief Executive Officer (“Former CEO”). It was planned that the Former CEO would depart upon completion of an executive search and would lead the Company during the interim; however, on May 13, 2024, the Company announced the acceleration of the termination of the Former CEO effective immediately.

During the second quarter of 2024, the Company made a termination payment under the Former CEO’s employment agreement totaling $1,614 subsequent to the Former CEO’s departure. On May 10, 2024, the Former CEO filed a Statement of Claim in the Superior Court of Ontario against the Company which was settled during the third quarter of 2024 for an additional payment of $2,500 and ending any outstanding litigation or claim.

The transaction described above occurred in the normal course of operations and recognized in profit or loss under General and administrative expenses.

Compensation of key management and directors

The Company considers its Directors, Chief Officers and Vice Presidents to be key management personnel. The remuneration paid to directors and other members of key management personnel are as follows:

	Year ended December 31,
	2024	2023
Short-term benefits	1,563	1,520
Termination payments	4,114	—
Share-based payments	10,891	9,169
	16,568	10,689